Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash	€ 925,134	€ 746,851
Securities and time deposits	556,521	334,688
Cash and cash equivalents	1,481,655	1,081,539	€ 1,007,723	€ 2,145,632
Restricted cash	€ 25,573	€ 5,807